ELECTRIC POWER CONCESSIONS AND AUTHORIZATIONS	12 Months Ended
Dec. 31, 2021
ELECTRIC POWER CONCESSIONS AND AUTHORIZATIONS
ELECTRIC POWER CONCESSIONS AND AUTHORIZATIONS

NOTE 3 – ELECTRIC POWER CONCESSIONS AND AUTHORIZATIONS

Eletrobras, through its subsidiaries, jointly controlled and affiliated companies, holds several electric power concessions and authorizations on the segment of generation and transmission or participations in SPEs, which perform in the respective segments, whose details, capacity, and maturity dates are listed below:

I - Generation Concessions and Authorizations

		Installed
		Capacity
Contract	Hydroelectric Power Plants (HPP)	(MW) *	Localization	Year
001/2010	Belo Monte	11,233	PA	2045
007/2004	Tucuruí (1)	8,535	PA	2026
002/2008	Jirau	3,750	RO	2043
001/2008	Santo Antônio	3,568	RO	2043
006/2004	Xingó (1)	3,162	SE / AL	2043
006/2004	Paulo Afonso IV (1)	2,462	BA	2043
004/2004	Itumbiara (1)	2,082	MG	2042
002/2011	Teles Pires	1,819	MT	2046
006/2004	Luiz Gonzaga (Itaparica) (1)	1,480	PE / BA	2043
004/2004	Marimbondo (1)	1,440	MG	2047
005/2004	Serra da Mesa (1)	1,275	TO	2044
004/2004	Furnas (1)	1,216	MG	2045
006/2004	Sobradinho (1)	1,050	BA	2059
004/2004	Luis Carlos Barreto de Carvalho (1)	1,050	SP	2045
005/1997	Luís Eduardo Magalhães	903	TO	2032
128/2001	Foz do Chapecó	855	RS	2036
003/2014	Três Irmãos	808	SP	2044
006/2004	Paulo Afonso III (1)	794	BA	2043
002/2014	São Manoel	736	PA	2049
130/2001	Peixe Angical	499	TO	2036
004/2004	Mascarenhas de Moraes (1) (2)	476	MG	2025
006/2004	Paulo Afonso II (1)	443	BA	2043
001/2014	Sinop	402	MT	2049
006/2004	Apolônio Sales (Moxotó) (1)	400	AL	2043
004/2004	Corumbá 1 (1)	375	GO	2044
004/2004	Porto Colômbia (1)	320	MG	2047
003/2006	Simplício (1)	306	MG	2043
002/2007	Dardanelos	261	MT	2042
002/2019	Balbina	250	AM	2027
006/2004	Boa Esperança (Castelo Branco) (1)	237	PI / MA	2043
005/2011	Samuel (1)	217	RO	2032
004/2004	Funil (1)	216	RJ	2045
129/2001	Serra do Facão	213	GO	2036
010/2000	Manso (1)	210	MT	2037
006/2004	Paulo Afonso I (1)	180	BA	2043
001/2007	Governador Jayme Canet Júnior (1)	178	PR	2046
001/2006	Baguari	140	MG	2041
007/2006	Retiro Baixo	82	MG	2041
002/2012	Coaracy Nunes	78	AP	2042
004/2006	Passo São João (1)	77	RS	2046
002/2006	Batalha (1)	53	MG	2043
092/2002	São Domingos (1)	48	MS	2039
007/2004	Curuá-Una (1)	30	PA	2044
006/2004	Funil (1)	30	BA	2043
003/2006	Anta	28	RJ	2041
006/2004	Pedra	20	BA	2042
006/2004	Curemas (1)	4	PB	2026

Contract	Small Hydroelectric Power Plants (SHP)	Installed Capacity (MW) *	Localization	Year
374/2005	João Borges (1)	19	SC	2039
186/2004	Barra do Rio Chapéu (1)	15	SC	2038

		Installed Capacity
Contract	Wind Generating Plants (EOL)	(MW) *	Localization	Year

007/2010	Casa Nova I (3) (4)	180	BA	2043
220/2014	Casa Nova II	33	BA	2049
746/2010	Cerro Chato I	30	RS	2045
747/2010	Cerro Chato II	30	RS	2045
748/2010	Cerro Chato III	30	RS	2045
MME Ordinance no. 459/2012	FORTIM - Nossa Senhora de Fátima - Energia dos Ventos VI S. A. (5)	30	CE	2047
225/2014	Casa Nova III	28	BA	2049
388/2012	Caiçara I	27	RN	2047
MME Ordinance no. 458/2012	FORTIM - Jandaia - Energia dos Ventos VII S. A. (5)	27	CE	2047
68/2012	Ibirapuitã (6)	25	RS	2047
399/2012	Junco I	24	RN	2047
417/2012	Junco II	24	RN	2047
81/2012	Cerro Chato VI (6)	24	RS	2047
MME Ordinance no. 409/2012	FORTIM - Jandaia I - Energia dos Ventos IX S. A. (5)	24	CE	2047
MME Ordinance no. 446/2012	FORTIM - São Clemente - Energia dos Ventos VIII S. A. (5)	21	CE	2047
MME Ordinance no. 432/2012	FORTIM - São Januário - Energia dos Ventos V S. A. (5)	21	CE	2047
418/2012	Caiçara II	18	RN	2047
219/2014	Coqueirinho II	16	BA	2049
286/2014	Tamanduá Mirim II	16	BA	2049
141/2012	Cerro Chato V (6)	12	RS	2047
152/2014	Angical II	10	BA	2049
154/2014	Caititú II	10	BA	2049
174/2014	Carcará	10	BA	2049
176/2014	Corrupião III	10	BA	2049
177/2014	Caititú III	10	BA	2049
139/2012	Cerro Chato IV (6)	10	RS	2047
153/2014	Teiú II	8	BA	2049
103/2012	Cerro dos Trindade (6)	8	RS	2047
150/2014	Acauã	6	BA	2049
151/2014	Arapapá	4	BA	2049

		Installed
		Capacity
Contract	Wind farm	(MW) *	Localization	Year
204/2014	Parque Eólico Coxilha Seca	30	RS	2049
210/2014	Parque Eólico Capão do Inglês	10	RS	2049
192/2014	Parque Eólico Galpões	8	RS	2049

		Installed
		Capacity
Contract	Thermoelectric Power Plants (TPP)	(MW) *	Localization	Year
Aneel Resolution 4950/2014	MAUÁ III	591	AM	2044
004/2004	Santa Cruz (8)	350	RJ	2026
MME Ordinance No. 304/2008	Candiota III (Phase C)	350	RS	2041
207/2019	APARECIDA	166	AM	2030
MME Ordinance No. 420/1989	Senador Arnon Afonso Farias de Mello (9)	86	RR	2019
004/2004	Campos (Roberto Silveira)	30	RJ	2027
Authorizing Resolution 5,682/2016	Araguaia (10)	23	MT	2019
ANEEL Resolution 6,883/2018	ANORI	5	AM	2030
ANEEL Resolution 6,883/2018	CODAJÁS	5	AM	2030
ANEEL Resolution 6,883/2018	CAAPIRANGA	2	AM	2030
CEG Registration: UTE.GN.AM.000092- 2.02	Anamã	2	AM	2030

		Installed
		Capacity
Contract	Thermonuclear Power Plants	(MW) *	Localization	Year

DNAEE Ordinance No. 315 de 31/07/97	Angra 3 (3)	1,405	RJ	—
DNAEE Ordinance No. 315 de 31/07/97	Angra 2	1,350	RJ	2040
DNAEE Ordinance No. 315 de 31/07/97	Angra 1 (7)	640	RJ	2024

(1)	The deadline is contemplating the extension of the grant arising from the renegotiation of the hydrological risk (Law No. 14,052/2020), ratified by ANEEL Resolutions No. 2,919/2021 and 2,932/2021. The amendment of the concession contract, with a new term already established, will be signed upon the completion of the ANEEL’s administrative procedures;
(2)	The third Amendment to Contract No. 004/2004 formalized the extension of the concession period for the HPP Mascarenhas de Moraes concession for 90 days, changing the final term from October 31, 2023 to January 29, 2024;
(3)	Projects still under implementation;
(4)	The venture called Casa Nova was subdivided into seven wind farms (A to G). The Casa Nova A project is in operation, with an installed capacity of 27 MW, having been approved through Authorizing Resolution No. 7,907 of 06/18/2019, under the regime of Independent Production of Electric Energy, whose expiration of the authorization will take place in 2054. The remaining 153 MW of power are part of wind farms B to G that are under construction, and are in the process of approval by the ANEEL;
(5)	The subsidiary Furnas holds a 100% interest in Brasil Ventos and the latter is a majority shareholder in the Wind Farms of Complexo Fortim;
(6)	Project classified as an asset held for sale see note 46;
(7)	The subsidiary Eletronuclear formally requested the National Nuclear Energy Commission (CNEN), in November 2019, to extend the useful life of the Nuclear Power Plant Angra I from 40 to 60;
(8)	The TPP of Santa Cruz continues to operate with an energy sale contract until 2026 and is awaiting the definition of the granting authority concerning the renewal. More details are in note 3.1;
(9)	TTP Senador Arnon Afonso Farias de Mello granted to Boa Vista Energia S.A. through Resolution No. 427, of November 1, 2000 was transferred to Eletronorte by Authorizing Resolution 1,018/2007. By Opinion No. 00389/2019/PFANEEL/PGF/AGU of 09/04/2019, it is opposed to the granting of a new authorization for this plant with a term of 35 years beginning on November 1, 2000. The Superintendence of Concessions and Generation Authorizations (SCG) ANEEL has not yet officially manifested itself; and
(10)	Decommissioning of the plant in its entirety, authorized by Ordinance of the Ministry of Mines and Energy No. 331 of 08/14/2018.

(*) Not examined by the independent auditors.

Generation Scaling Factor (GSF) - Law No. 14,052/2020

In September 2020, Law No. 14,052/2020 was published, which amended Law No. 13,203/2015, establishing new conditions for renegotiating the hydrological risk related to the portion of the costs incurred with the GSF, assumed by the holders of the hydroelectric power plants participating in the MRE since 2012, with the worsening of the water crisis.

The purpose of the legal amendment was to compensate the holders of hydroelectric plants participating in the MRE for non-hydrological risks caused by: (i) generation projects called structuring plants, related to the difference between the physical guarantee granted in the motorization phase and the aggregation values of each generating unit motorized in the National Interconnected System (SIN), (ii) restrictions on the flow of energy from the structuring plants due to a delay in starting up or starting up in an unsatisfactory technical condition for the electricity transmission facilities, and (iii) thermoelectric generation that exceeds that by order of merit and import of electric energy without physical guarantee. The compensation will be given upon the extension of the grant, limited to seven years, without having an immediate impact on the Company’s cash flows, calculated based on the values of the parameters applied by the ANEEL.

Plant name	Grant extension term in days	Company
Governador Jayme Canet Junior (Former MAUÁ)	1789	CGT Eletrosul
Passo São João	1740	CGT Eletrosul
Barra do Rio Chapéu	1461	CGT Eletrosul
João Borges	1362	CGT Eletrosul
São Domingos	610	CGT Eletrosul
Sobradinho	2555	Chesf
Curemas	446	Chesf
Luiz Gonzaga (Itaparica)	126	Chesf
Xingó	126	Chesf
Boa Esperança (Castelo Branco)	122	Chesf
Complexo Paulo Afonso/ Moxotó (UHEs Apolônio Sales (Moxotó)), Paulo Afonso I, Paulo Afonso II, Paulo Afonso III e Paulo Afonso IV.	120	Chesf
Funil (Chesf)	44	Chesf
Curuá-Una	2313	Eletronorte
Samuel	1042	Eletronorte
Tucuruí	518	Eletronorte
Itumbiara	2555	Furnas
Serra da Mesa	2048	Furnas
Manso	943	Furnas
Simplício	867	Furnas
Batalha (Antiga Paulista)	603	Furnas
Marechal Mascarenhas de Moraes (Antiga Peixoto)	366	Furnas
Funil (Furnas), Marimbondo	37	Furnas
Corumbá I, Estreito (LC Barreto de Carvalho), Porto Colômbia	34	Furnas
Furnas	33	Furnas

The ANEEL, through Resolutions No. 2,919/2021 and No. 2,932/2021, ratified the extension of grants for power plants/hydroelectric complexes. The above table describes the power plants/hydroelectric complexes of the controlled companies (Chesf, CGT Eletrosul, Eletronorte, and Furnas) with rights to the extension of grants.

To be eligible for the compensation provided for in Law No. 14,052/2020, holders of hydroelectric plants participating in the MRE must: (i) withdraw from any lawsuit whose object is the exemption or mitigation of hydrological risks related to the MRE, (ii) waive any allegation concerning the right on which the lawsuit is based, and (iii) not have renegotiated the hydrological risk for the respective portion of energy.

Eletrobras’ Management approved the renegotiation of the hydrological risk and formalized the withdrawal of its subsidiary Chesf from lawsuits, whose object was the exemption or mitigation of hydrological risks related to the MRE. The other subsidiaries did not have any lawsuits. See note 33.

The amounts presented by the Electric Energy Trading Chamber (CCEE) that acted as the basis for the extension of grants, were registered in accounting following the determinations of IAS 38 - Intangible Assets, together with IAS 20 - Government Grant and

Assistance, measured at fair value, based on the parameters determined by ANEEL regulations, considering the expected future flows in this new concession period, as well as the compensation values calculated by the CCEE. See notes 21 and 40.

Calculation of CCEE
Subsidiaries	Financial Impact
Eletronorte	3,029,305
Furnas	1,433,611
Chesf	628,674
CGT Eletrosul	81,592
5,173,182
Loss	(907,293)
Total	4,265,889

The subsidiary Chesf was the only company in the group with a lawsuit. On August 5, 2021, Chesf made a payment of R$ 1,419,935, in order to settle the related lawsuit. This amount was already recorded as a provision.

Except for the payment made by Chesf, the renegotiation of the hydrological risk did not bring immediate impacts on the Company’s cash flow. The economic benefits related to the extension of the concessions will flow to the cash flow during the extension of the concession term on medium and long term.

II - Electricity Transmission Concessions

Contract	Transmitter	The extension (KM) (*)	Participation	Location	Year	SE(**)
062/2001	Transmissão Rede Básica - Diversas instalações	20067	100%	RJ/SP/PR/MG/GO/TO/DF/ES/MT	2043	50
061/2001	Transmissão Rede Básica - Diversas instalações	19251	100%	PE/CE/SE/BA/AL/PI/MA/PB/RN	2042	96
058/2001	Transmissão Rede Básica - Diversas instalações	9253	100%	AC, MA, MT, PA, PI, RO, RR, TO	2043	56
057/2001	Transmissão Rede Básica - Diversas instalações	9236	100%	MP/PR/RS/SC/SP	2043	37
013/2009	SPE Interligação Elétrica do Madeira S.A.	4769	25%	RO/SP	2039	—
014/2014	LT Xingu/Estreito e Estações Conversoras junto às respectivas subestações	4152	25%	PA/TO/GO/MG	2044	—
015/2009	LT Coletora Porto Velho / Araraquara II	4859	25%	RO/SP	2039	2
014/2014	LT Xingu/Estreito	2092	25%	PA/TO/GO/MG	2044	2
021/2009	LT Jauru - Vilhena - Pimenta Bueno - Ji-Paraná - Ariquemes - Samuel - Porto Velho	979	100%	MT/RO	2039	7
007/2013	LT Barreiras II - Rio das Éguas; Luziânia; Pirapora 2	953	25%	BA/MG/GO	2043	—
004/2012	LT Nova Santa Rita - Camaquã 3; LT Camaquã 3- Quinta; LT Salto Santiago - Itá; LT Itá - Nova Santa Rita	785	100%	PR/RS/SC	2042	1
003/2012	LT Lechuga/Equador/Boa Vista	715	49%	RR/AM	2042	3
009/2009	LT Chapadão – Jataí C1 e C2; LT Barra dos Coqueiros – Quirinópolis C1; LT Palmeiras – Edéia C1	708	49%	MS/GO/MT	2039	5
034/2001	LT Ibiúna - Bateias	664	100%	SP/PR	2031	—
022/2011	LT Luis Gonzaga - Garanhuns; LT Garanhuns II - Campina Grande III; LT Garanhuns - Pau Ferro; LT Garanhuns - Angelim I	633	49%	AL/PE/PB	2041	2
005/2004	LT Teresina II - Sobral - Fortaleza	546	49%	PI/CE	2034	—
022/2009	LT Porto Velho - Abunã - Rio Branco - C2	488	100%	AC/RO	2039	3
002/2010	LT Rio Verde - Trindade; LT Trindade - Xavantes; LT Trindade - Carajás	479	49%	GO	2040	1
020/2012	LT Nova Santa Rita - Povo Novo; LT Povo Novo - Marmeleiro; LT Marmeleiro - Santa Vitória do Palmar	467	100%	RS	2042	3
004/2004	LT Salto Santiago (PR) - Ivaiporã (PR) - Cascavel D’Oeste (PR)	372	100%	PR	2034	—
010/2005	LT Campos Novos - Blumenau	359	100%	SC	2035	1
012/2007	LT Paraíso - Açu II; LT Picos - Tauá II	316	100%	PI/CE/RN	2037	—
019/2010	LT C. Mirim II - João Camara II; LT Extremoz II - C. Mirim; LT Açu III - Açu II; LT Mossoró II - Açu III - 230 kV, C2; LT Paraíso - Açu II	311	100%	RN	2040	2
004/2013	LT Marimbondo II - Assis	298	49%	SP/MG	2043	—
008/2011	LT Ceará-Mirim II- João Câmara II; LT Ceará-Mirim II - Campina Grande III; LT Ceará-Mirim II - Extremoz II; LT Campina Grande III - Campina Grande II	286	100%	RN/PB	2041	3
007/2014	LT Santo Ângelo-Maçambará; LT Pinhalzinho-Foz do Chapecó C1; LT Pinhalzinho-Foz do Chapecó C2	273	100%	RS/SC	2044	1
008/2010	LT Mesquita - Viana 2; LT Viana 2 - Viana	270	49%	MG/ES	2040	1
003/2006	LT Simplício - Rocha Leão; LT Anta - Simplício	264	100%	—	2041	—
005/2006	LT Campos Novos (SC) - Nova Santa Rita (RS)	257	100%	RS/SC	2036	—
004/2008	LT Presidente Médici - Santa Cruz	237	100%	RS	2038	—
018/2012	LT Ceará-Mirim II - Touros II; LT Mossoró II - Mossoró IV; LT Russas II - Banabuiu	210	100%	RN	2042	2
007/2005	LT Milagres - Tauá	208	100%	CE	2035	1
028/2009	LT Serra da Mesa - Niquelândia - Barro Alto	187	100%	GO	2039	—
003/2009	LT Bom Despacho 3 - Ouro Preto 2	180	100%	MG	2039	—
014/2013	LT Brasília Leste - Luziânia - C1 e C2; LT Brasília Geral - Brasília Sul - C3; LT Brasília Sul - Samambaia - C3	163	39%	GO/DF	2043	1
014/2008	LT Eunápolis - Teixeira de Freitas II	145	100%	BA	2038	1
018/2009	LT Eunápolis - Teixeira de Freitas II	145	100%	BA	2039	—
010/2000	LT Manso - Nobres; LT Manso - Nobres	136	100%	—	2035	—
019/2010	LT Paraíso - Açu II	123	100%	RN	2040	—
008/2005	LT Milagres - Coremas	120	100%	CE/PB	2035	—
020/2010.	LT Bom Jesus da Lapa II - Igaporã II	115	100%	BA	2040	2
005/2008	LT Nossa Senhora do Socorro - Penedo	110	100%	SE/AL	2038	—
017/2009	LT Paulo Afonso III - Zebu II; LT Pau Ferro - Santa Rita II	96	100%	PE/PB/AL/RN	2039	3
001/2008	SPE Madeira Energia S.A.	95	43%	RO	2043	1
001/2009	LT Ribeiro Gonçalves - Balsas	95	100%	MA/PI	2039	2
(*)	Not examined by the independent auditors; and
(**)	Refers to the number of substations.

3.1 - Concessions to be indemnified

Indemnities after Basic Project - modernization and improvements

Hydraulic Generation:

Law No. 12,783/2013 guaranteed the right of electric energy generation and transmission concessionaires, which extended their concessions, to indemnification for the portion of investments linked to reversible assets not yet amortized or not depreciated, the value of which would be updated until the date of effective payment to the concessionaire.

In January 2019, the ANEEL’s Board of Directors decided to open a Public Hearing No. 003/2019, to collect subsidies and additional information to improve the criteria and procedures for calculating investments in non-amortized and non-depreciated reversible assets, made throughout the generation concessions, extended or not, under Law No. 12,783/2013. Additionally, in October 2019, the analysis of contributions to Public Hearing No. 003/2019 was published in  Technical Note No. 096/2019-SRG-SFF-SCG/ANEEL.

In July 2021, through Resolution No. 942/2021 the ANEEL established the calculation criteria and proceedings for the indemnity of investments into non-amortized and non-depreciated reversible assets from concessions extended or not, under the terms of Law No. 12,783/2013, but without mentioning the payment method.

According to ANEEL Resolution No. 942/2021, the concessionaires must prove the completion of investments linked to assets related to the concession that will be returned to the grantor at the end of the concession period based on art. 3 of this Resolution until 365 days after the publication of this Resolution, which may be extended for the same period at the discretion of the ANEEL.

Eletrobras maintained the assets  recorded at historical value, at the balance of December 2012, as the basis of those rights which represent a total amount of R $ 1,483,540, as listed below. For more details see note 18.

Modernizations and Improvements
Paulo Afonso I	92,612
Paulo Afonso II	107,093
Paulo Afonso III	66,259
Paulo Afonso IV	20,832
Apolônio Sales	38,250
Luiz Gonzaga	28,174
Xingó	15,150
Boa Esperança	98,759
Pedra	8,067
Funil	12,626
UHE Furnas	514,825
UHE Estreito	480,893
1,483,540

Thermal Generation:

TPP Santa Cruz is a concession under Contract No. 004/2004. Although its concession expired in 2015, as there was still no communication by the Granting Authority about its extension under the terms of Law No. 12,783/2013 and Decree No. 9,187/2017, it remains in effect until said communication.

As of December 31, 2021, the net value of the TPP Santa Cruz asset is R$ 1,174,576 as follows:

TTP Santa Cruz
Value December 31, 2021	1,457,038
(-) Reduction to the recoverable amount (impairment)	282,462
Netbook value	1,174,576